Commitments and Contingencies	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 19 — COMMITMENTS AND CONTINGENCIES

Contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of March 31, 2026 and through the issuance date of these consolidated financial statements.